Restructuring expenses	6 Months Ended
Jun. 30, 2017
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the strategic review of the Group, restructuring expenses of CHF 69 million, CHF 137 million, CHF 91 million, CHF 206 million and CHF 346 million were recognized in 2Q17, 1Q17, 2Q16, 6M17 and 6M16, respectively. Restructuring expenses primarily include termination costs, expenses in connection with the acceleration of certain deferred compensation awards and real estate contract termination costs.
Restructuring expenses by segment
in	2Q17	1Q17	2Q16	6M17	6M16
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	(4)	52	4	48	44
International Wealth Management	7	36	15	43	23
Asia Pacific	11	19	10	30	11
Global Markets	32	20	50	52	150
Investment Banking & Capital Markets	10	2	(8)	12	19
Strategic Resolution Unit	11	7	20	18	99
Corporate Center	2	1	0	3	0
Total restructuring expenses	69	137	91	206	346
Restructuring expenses by type
in	2Q17	1Q17	2Q16	6M17	6M16
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	50	129	50	179	232
of which severance expenses	24	62	62	86	116
of which accelerated deferred compensation	17	25	(16)	42	89
of which pension expenses	9	42	4	51	27
General and administrative-related expenses	19	8	41	27	114
Total restructuring expenses	69	137	91	206	346
Restructuring provision
	2Q17			1Q17			2Q16
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	220	89	309	217	94	311	193	87	280
Net additional charges [1]	24	9	33	62	8	70	62	41	103
Utilization	(63)	(15)	(78)	(59)	(13)	(72)	(66)	(18)	(84)
Balance at end of period	181	83	264	220	89	309	189	110	299
1
The following items for which expense accretion was accelerated in 2Q17, 1Q17 and 2Q16 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 12 million, CHF 15 million and CHF (27) million, respectively; unsettled pension obligations of CHF 9 million, CHF 42 million and CHF 4 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled cash-based deferred compensation of CHF 5 million, CHF 10 million and CHF 12 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 10 million, CHF 0 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Restructuring provision (continued)
	6M17			6M16
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	217	94	311	187	12	199
Net additional charges [1]	86	17	103	116	114	230
Utilization	(122)	(28)	(150)	(114)	(16)	(130)
Balance at end of period	181	83	264	189	110	299
1
The following items for which expense accretion was accelerated in 6M17 and 6M16 due to the restructuring of the Group are not included in the restructuring provision: unsettled share-based compensation of CHF 27 million and CHF 6 million, respectively; unsettled pension obligations of CHF 51 million and CHF 27 million, respectively, which remain classified as a component of total shareholders’ equity; unsettled cash-based deferred compensation of CHF 15 million and CHF 82 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 10 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
In connection with the strategic review of the Bank, restructuring expenses of CHF 155 million and CHF 319 million were recognized in 6M17 and 6M16, respectively. Restructuring expenses primarily include termination costs, expenses in connection with the acceleration of certain deferred compensation awards and real estate contract termination costs.
Restructuring expenses by segment
in	6M17	6M16
Restructuring expenses by segment (CHF million)
Swiss Universal Bank	48	44
International Wealth Management	43	23
Asia Pacific	30	11
Global Markets	52	150
Investment Banking & Capital Markets	12	19
Strategic Resolution Unit	18	99
Corporate Center	3	0
Adjustments [1]	(51)	(27)
Total restructuring expenses	155	319
1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa.
Restructuring expenses by type
in	6M17	6M16
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	128	205
of which severance expenses	86	116
of which accelerated deferred compensation	42	89
General and administrative-related expenses	27	114
Total restructuring expenses	155	319
Restructuring provision
	6M17			6M16
	Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits	General and administrative expenses	Total
Restructuring provision (CHF million)
Balance at beginning of period	217	94	311	187	12	199
Net additional charges [1]	86	17	103	116	114	230
Utilization	(122)	(28)	(150)	(115)	(15)	(130)
Balance at end of period	181	83	264	188	111	299
1
The following items for which expense accretion was accelerated in 6M17 and 6M16 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 27 million and CHF 6 million, respectively, which remain classified as a component of total shareholder’s equity; and unsettled cash-based deferred compensation of CHF 15 million and CHF 83 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 10 million and CHF 0 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.